Note 12 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 4,000	$ 3,600
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0
Spire Missouri [Member]
Regulatory Order, Excess Deferred Income Tax Returned to Customers	9,900	8,400
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	3,700	3,300
Unrecognized Tax Benefits, Ending Balance	19,300	16,100	$ 13,000	$ 10,400
Spire Alabama Inc [Member]
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 0	$ 0